1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

May 20, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,729

Commission Staff:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,729 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust (the “Funds”):

•	iShares U.S. Digital Infrastructure and Real Estate ETF (“IDGT”)

•	iShares MSCI USA Quality GARP ETF (“GARP”)

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act, and it will become effective 60 days after filing.

The Amendment is being filed to reflect the following material changes to the Funds’ prior annual update filing, Post-Effective Amendment No. 2,660, filed pursuant to Rule 485(b), which became effective on August 1, 2023. The Amendment also reflects other non-material changes as the Trust deems appropriate.

The following information is provided to assist the staff of the U.S. Securities and Exchange Commission in its review of the Amendment.

1.

The changes, as highlighted below, to IDGT’s ticker, name, underlying index, and investment objective, and corresponding changes to IDGT’s principal investment strategies, took effect on or around December 15, 2023.

BRUSSELS CHICAGO DALLAS FRANKFURT HOUSTON LONDON  LOS ANGELES MILAN

MUNICH NEW YORK PALO ALTO PARIS ROME SAN FRANCISCO WASHINGTON

May 20, 2024

Comparison of IDGT’s Ticker, Name, Underlying Index, and Investment Objective

Prior Ticker	New Ticker	Prior Fund Name	New Fund Name	Prior Underlying Index	New Underling Index
IGN	IDGT	iShares North American Tech-Multimedia Networking ETF	iShares U.S. Digital Infrastructure and Real Estate ETF	S&P North American Technology Multimedia Networking Index	S&P Data Center, Tower REIT and Communications Equipment Index

Prior Investment Objective	New Investment Objective
The iShares North American Tech-Multimedia Networking ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the multimedia and networking technology sectors.	The iShares U.S. Digital Infrastructure and Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of US-listed companies engaged in the owning, operating, developing, or providing of infrastructure for the storage, processing, transmission and/or access of digital data and services.

IDGT’s Revised Principal Investment Strategies

The Fund seeks to track the investment results of the S&P Data Center, Tower REIT and Communications Equipment Index (the “Underlying Index”), which measures the performance of stocks of U.S.-listed companies, as well as U.S.-listed American Depository Receipts (“ADRs”) of foreign companies from developed markets, involved in the ownership and management of data centers, telecommunication towers, and related equipment, as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”).

The Underlying Index is a subset of the S&P Developed Broad Market Index and includes securities with a minimum float-adjusted market capitalization (“FMC”) of $300 million, a three-month Median Daily Value Traded (“MDTV”) of $2 million and may include large-, mid- or small-capitalization companies.

The Index Provider selects index constituents using a tiered approach consisting of Tier 1a, Tier 1b, and Tier 2, based on a company’s FactSet Revere Business Industry Classification System (“RBICS”) Focus Level 6 sub-industry, which defines each company’s primary line of business. The Index Provider selects companies which are classified within 17 sub-industries, which correspond with the following categories: Telecommunication Towers, Data Centers, Communications Equipment, Communications Semiconductors, and Data Storage Equipment. SPDJI classifies Tier 1a and Tier 1b companies as those belonging to the sub-industries of the Telecommunication Towers and Data Centers categories, respectively. The Index Provider classifies Tier 2 companies as those belonging to the sub-industries of the Communications Equipment, Communications Semiconductors and Data Storage Equipment categories. If there are 50 or more stocks classified as Tier 1a and Tier 1b, then all of Tier 1a and Tier 1b stocks are selected for inclusion in the Underlying Index and the Index Provider does not look to Tier 2 companies. If less than 50 stocks are classified as Tier 1a and Tier 1b, the largest eligible Tier 2 stocks, determined by the Index Provider according to the company’s FMC, are selected until the total stocks in the Underlying Index are capped at 50. The Index Provider requires the Tier 1a companies and Tier 1b companies, in aggregate, to have a minimum of 25% weight for each tier. Tier 2 companies may comprise up

May 20, 2024

to 45% of the overall weight of the Underlying Index. Individual Tier 1a and Tier 1b securities are capped at 10% and individual and Tier 2 securities are capped at 4.5%. Securities with weights greater than 4.5% will not in aggregate exceed 45% of the Underlying Index weight at rebalance. The Underlying Index is reviewed annually in December and rebalanced quarterly in March, June, and September.

As of March 31, 2024, the Underlying Index had 28 securities and a significant portion of the index constituents were represented by securities of companies in the Real Estate and Technology industries or sectors. The components of the Underlying Index are likely to change over time.

BFA uses an indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index. The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

The Underlying Index is a product of SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

2.

The changes, as highlighted below, to GARP’s ticker, name, underlying index, and investment objective, and corresponding changes to GARP’s principal investment strategies, took effect on or around June 3, 2024.

May 20, 2024

Comparison of GARP’s Ticker, Name, Underlying Index, and Investment Objective

Prior Ticker	New Ticker	Prior Fund Name	New Fund Name	Prior Underlying Index	New Underling Index
STLG	GARP	iShares Factors US Growth Style ETF	iShares MSCI USA Quality GARP ETF	Russell US Large Cap Factors Growth Style Index	MSCI USA Quality GARP Select Index

Prior Investment Objective	New Investment Objective
The Fund seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with favorable exposure to target style factors subject to constraints.	The iShares MSCI USA Quality GARP ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization growth stocks exhibiting favorable value and quality characteristics.

GARP’s Revised Principal Investment Strategies

The Fund seeks to track the investment results of the MSCI USA Quality GARP Select Index (the “Underlying Index”), which was developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is a subset of the MSCI USA Index (the “Parent Index”), which is designed to measure the performance of the large- and mid-capitalization segments of the U.S. equity market, as defined by the Index Provider. The Underlying Index’s “growth at a reasonable price” or “GARP” strategy seeks to measure the performance of securities in the Parent Index that exhibit stronger growth characteristics, with weighting based on relatively favorable value and quality characteristics.

The Index Provider begins by calculating a “growth score” for each security in the Parent Index using five metrics: long-term forward earnings per share (“EPS”) growth rate; short-term forward EPS growth rate; current internal growth rate (based on return on equity and dividend payout metrics); long-term historical EPS growth trend; and long-term historical sales per share growth trend. The Index Provider then selects securities with higher growth scores until approximately 50% of the aggregate market capitalization of the Parent Index is reached, subject to certain constraints.

The process for weighting the selected securities in the Underlying Index involves calculating a “tilt score” for each security. Two components of the tilt score are value and quality scores, which are calculated for each security relative to its peers within the corresponding Global Industry Classification Standards sector. The value score is based on three metrics: price-to-book value, forward price-to-earnings ratio, and the ratio of enterprise value to cash flow from operations. The quality score is based on three metrics: return on equity, debt-to-equity ratio, and earnings variability.

A security’s tilt score is based on the following:

•	whether the security is in the top 50% or bottom 50% of the cumulative weight of the selected securities calculated using free float-adjusted market capitalization;

•	whether the security’s value score is in the top 50% or bottom 50% of the scores of the selected securities; and

•	the particular quartile in which the security’s quality score falls.

May 20, 2024

Tilt scores are generally lower for securities with larger market capitalizations and higher for securities with more favorable value and quality scores. To determine a security’s weight in the Underlying Index, its tilt score is multiplied by the security’s market capitalization weight in the Parent Index. The maximum weight of any individual issuer is 5%. The Index Provider also applies constraints on turnover and on sector weights after the tilt score is applied, relative to the sector weights of the Underlying Index before the tilt score is applied (i.e., with sector weights based on the free float-adjusted market capitalization of the selected securities). The Underlying Index is rebalanced on a quarterly basis.

As of May 1, 2024, the Underlying Index consisted of 170 component securities. As of May 1, 2024, a significant portion of the Underlying Index is represented by securities of companies in the consumer discretionary and technology industries or sectors. The components of the Underlying Index are likely to change over time.

BFA uses an indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

The Underlying Index and Parent Index are sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and Parent Index and publishes information regarding the market value of the Underlying Index and Parent Index.

***

May 20, 2024

The Amendment follows the general format used by previous filings of the Trust and much of the disclosure is substantially similar to that in previous filings of the Trust. As an example, the Amendment follows the format used by, and much of the disclosure is substantially similar to, Post-Effective Amendment No. 2,681, filed pursuant to Rule 485(a)(1) on October 19, 2023 relating to iShares MSCI Peru and Global Exposure ETF, which was reviewed by the Staff and became effective on December 29, 2023. The Trust notes that each Fund’s description of its investment objective, principal investment strategies, risk factors, and portfolio management is specific to that Fund.

The operations of the Fund, the description of the shares offered, and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1285.

Sincerely,

/s/ Anne C. Choe
Anne C. Choe

cc:	Marisa Rolland

Jennifer Kerslake

Timothy Kahn

Michael Gung

George Rafal

Toree Ho

Luis Mora

Jakob Edson

Hannah Fiest

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).